Debt Long-term Debt Maturities (Details) $ in Thousands	Sep. 30, 2018 USD ($)
Debt Disclosure [Abstract]
2019	$ 11,555
2020	11,456
2021	11,513
2022	11,574
2023	11,372
Thereafter	896,289
Total	$ 953,759